Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC.
Entity Central Index Key	0001034386
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000005549
Shareholder Report [Line Items]
Fund Name	Government Reserve Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Government Reserve Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Reserve Fund	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 12,844,173,000
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$12,844,173
Number of Portfolio Holdings	62

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Treasury Repurchase Agreement	40.0%
U.S. Government Agency Repurchase Agreement	29.0
U.S. Treasury Debt	20.7
U.S. Government Agency Debt	10.0
Short-Term and Other	0.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
BNY Mellon	25.1%
Credit Agricole	16.5
U.S. Treasury Notes	13.0
U.S. Treasury Bills	7.7
Federal Reserve Bank of New York	6.0
Federal Home Loan Banks	4.9
Citigroup Global Markets	4.7
State Street	4.0
Federal Home Loan Mortgage	3.0
RBC Dominion Securities	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless